SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CAD ($) $ / shares shares
Statement [Line Items]
Issue of common share	3,099,435	3,099,435
Gross proceeds from issue of share | $	$ 24,950
Stock Options Exercises [Member]
Statement [Line Items]
Issue of common share	2,535,226	2,535,226
Stock options exercised	2,549,322	2,549,322
Gross proceeds from issue of share | $		$ 2,960
Exercise price | $ / shares		$ 1.17